Commitments and Contingencies (Details) - Schedule of Commercial Commitments	12 Months Ended
Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
Leases	$ 380,962
Less than 1 year [Member]
Other Commitments [Line Items]
Leases	213,632
1-3 years [Member]
Other Commitments [Line Items]
Leases	167,330
3-5 years [Member]
Other Commitments [Line Items]
Leases
More than 5 years [Member]
Other Commitments [Line Items]
Leases